Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of the net investment in business interests and intangible assets
Fair value given for businesses acquired		£ (139)
Acquisition of interest in associates	£ (4)		£ (1)
Additional investment in associates	(1)	(5)
Net assets and liabilities purchased	(2,296)
Net outflow of cash in respect of acquisitions	2,301	144	1
Disposal of net assets and liabilities	1,003	5,560	6,270
Loss on disposal of net assets and liabilities	(8)	(87)	(106)
Net inflow of cash in respect of disposals	995	5,473	6,164
Dividends received from associate	1	16
Net cash expenditure on intangible assets	(614)	(744)	(743)
Net (outflow)/inflow of cash	£ (1,919)	£ 4,601	£ 5,420